Redeemable Convertible Preferred Shares - Redeemable Convertible Preferred Shares (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands									12 Months Ended
	Nov. 01, 2019 shares	Oct. 08, 2019 CNY (¥) shares	Jun. 30, 2015 USD ($) $ / shares shares	Jun. 30, 2015 CNY (¥) shares	Jun. 12, 2014 USD ($) $ / shares shares	Jun. 12, 2014 CNY (¥) shares	Oct. 25, 2013 USD ($) $ / shares shares	Oct. 25, 2013 CNY (¥) shares	Dec. 31, 2021 item	Jun. 12, 2019	Dec. 31, 2018 shares	Dec. 31, 2017 shares	Dec. 31, 2016 shares
Redeemable Convertible Preferred Shares
Rounds of financing issuing preferred shares since inception | item									4
Redemption price (as a percent)										150.00%
Liquidation preference, percentage of original issue price									150.00%
Series A Redeemable Convertible Preferred Shares
Redeemable Convertible Preferred Shares
Issuance of Class A ordinary shares upon initial public offering ("IPO"), net of offering cost (in shares)							259,257,900	259,257,900
Series A-1 Convertible Preferred Shares
Redeemable Convertible Preferred Shares
Issuance of Class A ordinary shares upon initial public offering ("IPO"), net of offering cost (in shares)							111,110,000	111,110,000
Shares repurchased (in shares)			9,007,682	9,007,682
Total consideration on shares repurchased			$ 7,000	¥ 42,000
Shares issued for each shares converted							1
Series A-2 Redeemable Convertible Preferred Shares
Redeemable Convertible Preferred Shares
Issuance of Class A ordinary shares upon initial public offering ("IPO"), net of offering cost (in shares)							148,147,900	148,147,900
Shares issue price per share | $ / shares							$ 0.07
Total consideration on shares issued							$ 9,830	¥ 58,980
Series B Redeemable Convertible Preferred Shares
Redeemable Convertible Preferred Shares
Issuance of Class A ordinary shares upon initial public offering ("IPO"), net of offering cost (in shares)					177,834,496	177,834,496
Shares issue price per share | $ / shares					$ 0.25
Total consideration on shares issued					$ 45,000	¥ 276,764
Threshold minimum percentage of outstanding preferred share holders to provide written consent									75.00%
Series C Redeemable Convertible Preferred Shares
Redeemable Convertible Preferred Shares
Issuance of Class A ordinary shares upon initial public offering ("IPO"), net of offering cost (in shares)			286,959,017	286,959,017
Shares issue price per share | $ / shares			$ 0.78
Total consideration on shares issued			$ 223,000	¥ 1,364,046
Ordinary shares
Redeemable Convertible Preferred Shares
Shares repurchased (in shares)			29,596,670	29,596,670
Total consideration on shares repurchased			$ 23,000	¥ 140,612
Shares issued for each shares converted											1	1	1
Class A ordinary shares
Redeemable Convertible Preferred Shares
Issuance of Class A ordinary shares upon initial public offering ("IPO"), net of offering cost (in shares)	150,000,000
Class A ordinary shares | Greyhound Investment Ltd
Redeemable Convertible Preferred Shares
Options granted		172,908,894
Stock options, Threshold exercisable period		61 days
Grant date fair value of stock options granted | ¥		¥ 642,174